Net income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net income (loss) per Share
Schedule of net income (loss) per share

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributable to Secoo Holding Limited	134,056	151,833	155,052
Accretion to redeemable non-controlling interest redemption value	(798)	—	(629)
Accretion to preferred share redemption value	(202,679)	—	—
Numerator for basic and diluted net income (loss) per share calculation	(69,421)	151,833	154,423
Denominator:
Weighted average number of ordinary shares	12,500,821	25,235,404	25,122,199
Denominator for basic net income (loss) per share calculation	12,500,821	25,235,404	25,122,199
Adjustment for diluted stock options	—	947,518	1,098,905
Denominator for diluted net income (loss) per share calculation	12,500,821	26,182,922	26,221,104
Net income (loss) per ordinary share
— Basic	(5.55)	6.02	6.15
— Diluted	(5.55)	5.80	5.89

Schedule of anti dilutive securities

	For the Year Ended
	December 31,
	2017	2018	2019
Restricted shares and stock options	1,094,413	—	—
Convertible note and warrant	—	6,980,769	6,980,769